Note 21 - Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
21.           Subsequent Events

On February 6, 2014 the Company agreed to cancel the MOA that it had entered into on December 16, 2013 and entered into a new MOA to purchase another 50,000 dwt newbuilding product/chemical tanker with a time charter from an entity also affiliated with the Company’s President, Chief Executive Officer and Director, Evangelos J. Pistiolis, scheduled for delivery from Hyundai Mipo Dockyard Co., Ltd. in May 2014. This cancellation didn’t entail any penalties. The purchase price of the newbuilding is $38,250 payable as follows: $7,400 already paid on December 16, 2013 for the purchase of the vessel we agreed on in December 16, 2013, which as of December 31, 2013 is recorded under “Advances for Vessels Acquisitions” (see Note 5), $3,500 payable in cash in February 2014 and $27,350 payable in cash or shares at the Company’s option, on delivery of the vessel.